Restructuring	9 Months Ended
Sep. 30, 2018
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
Restructuring charges
A restructuring charge of $12.5 million was recognized during the nine months ended September 30, 2018 under a restructuring plan adopted following a review of operations. The restructuring plan reflected resource rationalization across the business to improve resource utilizations, resulting in a charge of $9.7 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.8 million.
Details of the restructuring charge recognized in the three and nine months ended September 30, 2018 are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2018	September 30, 2017	September 30, 2018	September 30, 2017
	(in thousands)		(in thousands)
Restructuring charges	$—	$—	$12,490	$7,753

Total	$—	$—	$12,490	$7,753

Details of the movement in the restructuring charge recognized in the three and nine months ended September 30, 2018 are as follows:

	Workforce reductions	Onerous Lease	Total
	(in thousands)
Initial restructuring charge recorded	$9,684	$2,806	$12,490
Utilization	(3,978)	(538)	$(4,516)
Provision at September 30, 2018	$5,706	$2,268	$7,974

Prior Period Restructuring charges
A restructuring charge of $7.8 million was recognized during the year ended December 31, 2017 under a restructuring plan adopted following a review of operations.  The restructuring plan reflected resource rationalization across the business to improve resource utilization.

Workforce Reductions
(in thousands)
Total provision recognized	$7,753
Utilized	(4,656)
Provision at December 31, 2017	$3,097
Utilized	(1,015)
Provision at September 30, 2018	$2,082

A restructuring charge of $8.2 million was recognized during the year ended December 31, 2016 under a restructuring plan adopted following a review by the Company of its operations.  The restructuring plan includes resource rationalizations in certain areas of the business to improve resource utilization, resulting in a charge of $6.2 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.0 million during the twelve months ended December 31, 2016.

	Workforce Reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	—	(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(1,081)	(1,474)
Provision at December 31, 2017	$—	$317	$317
Utilized	—	(317)	(317)
Provision at September 30, 2018	$—	$—	$—
A restructuring charge of $8.8 million was recognized during the year ended December 31, 2014. Following the closure of the Company’s European Phase 1 services in 2013, the Company recognized a charge in 2014 in relation to its Manchester, United Kingdom facility; $5.6 million in relation to asset impairments and $3.2 million in relation to an onerous lease charge associated with this facility.

	Onerous Lease	Asset Impairment	Total
	(in thousands)
Total provision recognized	$3,167	$5,629	$8,796
Asset write off	—	(5,629)	(5,629)
Provision at December 31, 2014	$3,167	$—	$3,167
Utilized	(1,167)	—	(1,167)
Provision at December 31, 2015	$2,000	$—	$2,000
Utilized	(1,359)	—	(1,359)
Provision at December 31, 2016	$641	$—	$641
Utilized	(441)	—	(441)
Provision at December 31, 2017	$200	$—	$200
Utilized	(200)	—	(200)
Provision at September 30, 2018	$—	$—	$—

At September 30, 2018, $9.4 million is included within other liabilities and $0.7 million within non-current other liabilities.